Income Tax Expense - Schedule of Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Expense [Abstract]
Unused tax losses for which no deferred tax asset has been recognized	$ 65,442,467	$ 63,441,544
Potential tax benefit @ 25% (2025: 25%)	$ 16,360,617	$ 15,860,386